Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000174813 | Taiwan Semiconductor Manufacturing9293852
Holdings [Line Items]
Percent of Total Investments	14.00%
C000174813 | Samsung Electronics9293324
Holdings [Line Items]
Percent of Total Investments	7.10%
C000174813 | SK hynix9293344
Holdings [Line Items]
Percent of Total Investments	5.00%
C000174813 | China Construction Bank9292752
Holdings [Line Items]
Percent of Total Investments	2.20%
C000174813 | MediaTek9293799
Holdings [Line Items]
Percent of Total Investments	2.10%
C000174813 | Delta Electronics9293708
Holdings [Line Items]
Percent of Total Investments	1.70%
C000174813 | Alibaba Group Holding9292731
Holdings [Line Items]
Percent of Total Investments	1.40%
C000174813 | Petroleo Brasileiro - Petrobras9293920
Holdings [Line Items]
Percent of Total Investments	1.40%
C000174813 | Hana Financial Group9293240
Holdings [Line Items]
Percent of Total Investments	1.30%
C000174813 | Tencent Holdings9292877
Holdings [Line Items]
Percent of Total Investments	1.20%
C000174813 | Country_Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000174813 | Poland
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000174813 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000174813 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000174813 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000174813 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000174813 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000174813 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000174813 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000174813 | India
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000174813 | China
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000174813 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000174813 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000015706 | Taiwan Semiconductor Manufacturing9293852
Holdings [Line Items]
Percent of Total Investments	14.00%
C000015706 | Samsung Electronics9293324
Holdings [Line Items]
Percent of Total Investments	7.10%
C000015706 | SK hynix9293344
Holdings [Line Items]
Percent of Total Investments	5.00%
C000015706 | China Construction Bank9292752
Holdings [Line Items]
Percent of Total Investments	2.20%
C000015706 | MediaTek9293799
Holdings [Line Items]
Percent of Total Investments	2.10%
C000015706 | Delta Electronics9293708
Holdings [Line Items]
Percent of Total Investments	1.70%
C000015706 | Alibaba Group Holding9292731
Holdings [Line Items]
Percent of Total Investments	1.40%
C000015706 | Petroleo Brasileiro - Petrobras9293920
Holdings [Line Items]
Percent of Total Investments	1.40%
C000015706 | Hana Financial Group9293240
Holdings [Line Items]
Percent of Total Investments	1.30%
C000015706 | Tencent Holdings9292877
Holdings [Line Items]
Percent of Total Investments	1.20%
C000015706 | Country_Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000015706 | Poland
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000015706 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000015706 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000015706 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015706 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000015706 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000015706 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000015706 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000015706 | India
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000015706 | China
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000015706 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000015706 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000174812 | Taiwan Semiconductor Manufacturing9293852
Holdings [Line Items]
Percent of Total Investments	14.00%
C000174812 | Samsung Electronics9293324
Holdings [Line Items]
Percent of Total Investments	7.10%
C000174812 | SK hynix9293344
Holdings [Line Items]
Percent of Total Investments	5.00%
C000174812 | China Construction Bank9292752
Holdings [Line Items]
Percent of Total Investments	2.20%
C000174812 | MediaTek9293799
Holdings [Line Items]
Percent of Total Investments	2.10%
C000174812 | Delta Electronics9293708
Holdings [Line Items]
Percent of Total Investments	1.70%
C000174812 | Alibaba Group Holding9292731
Holdings [Line Items]
Percent of Total Investments	1.40%
C000174812 | Petroleo Brasileiro - Petrobras9293920
Holdings [Line Items]
Percent of Total Investments	1.40%
C000174812 | Hana Financial Group9293240
Holdings [Line Items]
Percent of Total Investments	1.30%
C000174812 | Tencent Holdings9292877
Holdings [Line Items]
Percent of Total Investments	1.20%
C000174812 | Country_Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000174812 | Poland
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000174812 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000174812 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000174812 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000174812 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000174812 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000174812 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000174812 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000174812 | India
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000174812 | China
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000174812 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000174812 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	25.50%